Non-current receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Shareholders loans to joint ventures	$ 26,215	$ 28,665
Derivatives	539	7,930
Other non-current receivables	2,068	2,062
Lease receivables	9,452	0
Investment	1	1
Total non-current receivables	$ 38,275	$ 38,658	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.